ACCOUNTING PRINCIPLES	12 Months Ended
Dec. 31, 2017
General Information About Financial Statements [Abstract]
ACCOUNTING PRINCIPLES
NOTE 1: ACCOUNTING PRINCIPLES
ArcelorMittal (“ArcelorMittal” or the “Company”), together with its subsidiaries, owns and operates steel manufacturing and mining facilities in Europe, North and South America, Asia and Africa. Collectively, these subsidiaries and facilities are referred to in the consolidated financial statements as the “operating subsidiaries”. These consolidated financial statements were authorized for issuance on February 15, 2018 by the Company’s Board of Directors.
1.1    Basis of presentation
The consolidated financial statements have been prepared on a historical cost basis, except for available-for-sale financial assets, derivative financial instruments, biological assets and certain assets and liabilities held for sale, which are measured at fair value less cost to sell, inventories, which are measured at the lower of net realizable value or cost, and the financial statements of the Company’s Venezuelan tubular production facilities Industrias Unicon CA (“Unicon”), for which hyperinflationary accounting is applied (see note 2.2.2). The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) and are presented in U.S. dollars with all amounts rounded to the nearest million, except for share and per share data.
1.2    Use of judgment and estimates
The preparation of consolidated financial statements in conformity with IFRS recognition and measurement principles and, in particular, making the critical accounting judgments requires the use of estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Management reviews its estimates on an ongoing basis using currently available information. Changes in facts and circumstances or obtaining new information or more experience may result in revised estimates, and actual results could differ from those estimates.
The following summary provides further information about the Company’s critical accounting policies under which significant judgments, estimates and assumptions are made. It should be read in conjunction with the notes mentioned in the summary:

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Deferred tax assets (note 9): The Company assesses the recoverability of deferred tax assets based on future taxable income projections, which are inherently uncertain and may be subject to changes over time. Judgment is required to assess the impact of such changes on the measurement of these assets and the time frame for their utilization. In addition, the Company applies judgment to recognize income tax liabilities when they are probable and can be reasonably estimated depending on the interpretation, which may be uncertain, of applicable tax laws and regulations. ArcelorMittal periodically reviews its estimates to reflect changes in facts and circumstances.

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Provisions for pensions and other post-employment benefits (note 7.2): Benefit obligations and plan assets can be subject to significant volatility, in particular due to changes in market conditions and actuarial assumptions. Such assumptions differ by plan, take local conditions into account and include discount rates, expected rates of compensation increases, health care cost trend rates, mortality and retirement rates. They are determined following a formal process involving the Company's expertise and independent actuaries. Assumptions are reviewed annually and adjusted following actuarial and experience changes.

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Provisions (note 8): Provisions, which result from legal or constructive obligations arising as a result of past events, are recognized based on the Company's, and in certain instances, third-party's best estimate of costs when the obligation arises. They are reviewed periodically to take into consideration changes in laws and regulations and underlying facts and circumstances.

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Impairment of tangible and intangible assets, including goodwill (note 5.3): In the framework of the determination of the recoverable amount of assets, the estimates, judgments and assumptions applied for the value in use calculations relate primarily to growth rates, expected changes to average selling prices, shipments and direct costs. Assumptions for average selling prices and shipments are based on historical experience and expectations of future changes in the market. Discount rates are reviewed annually.

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Derivative financial instruments (note 6.1.5): Certain of the Company's derivative financial instruments are classified as Level 3 as they include unobservable inputs. In particular, the Company uses estimates to compute unobservable volatility based on movements of stock market prices for the fair valuation of the call option on the 1,000 mandatory convertible bonds.

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Mining reserve estimates (note 5.2): Proven iron ore and coal reserves are those quantities whose recoverability can be determined with reasonable certainty from a given date forward and under existing government regulations, economic and operating conditions; probable reserves have a lower degree of assurance but high enough to assume continuity between points of observation. Their estimates and the estimates of mine lives have been prepared by ArcelorMittal experienced engineers and geologists and detailed independent verifications of the methods and procedures are conducted on a regular basis by external consultants. Reserves are updated annually and calculated using a 3-year average reference price duly adjusted for quality, ore content, logistics and other considerations. In order to estimate reserves, estimates are required for a range of geological, technical and economic factors, including quantities, grades, production techniques, recovery rates, production costs, transport costs, commodity demand, commodity prices and exchange rates. Estimating the quantity and/or grade of reserves requires the size, shape and depth of ore bodies to be determined by analyzing geological data such as drilling samples. This process may require complex and difficult geological judgments to interpret the data. Because the economic assumptions used to estimate reserves change from period to period, and because additional geological data is generated during the course of operations, estimates of reserves may change from period to period.

1.3	Accounting standards applied
1.3.1 Adoption of new IFRS standards, amendments and interpretations applicable from January 1, 2017
On January 1, 2017, the Company adopted the following amendments which have an impact on the disclosure in the consolidated financial statements of the Company:

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Amendments to IAS 7 “Statement of Cash Flows” issued on January 29, 2016, which clarify that entities shall provide disclosures that enable users of financial statements to evaluate changes in liabilities arising from financing activities, including non-cash changes and changes arising from cash flows. The additional disclosures are reflected in note 6.1.3.

On January 1, 2017, the Company adopted the following amendments which did not have any material impact on the consolidated financial statements of the Company:

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Amendments to IAS 12 “Income Taxes” issued on January 19, 2016, which clarify how to account for deferred tax assets related to debt instruments measured at fair value and how to recognize deferred tax assets for unrealized losses.

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Annual Improvements 2014 – 2016 published on December 8, 2016, which amended IFRS 12 “Disclosure of Interests in Other Entities” and clarifies the scope of the standard by specifying that the disclosure requirements in the standard apply to an entity’s interests that are classified as held for sale, as held for distribution or as discontinued operations in accordance with IFRS 5 “Non-current Assets Held for Sale and Discontinued Operations”.

1.3.2 New IFRS standards, amendments and interpretations applicable from 2018 onward
On May 28, 2014, the IASB issued IFRS 15 “Revenue from Contracts with Customers” which provides a unified five-step model for determining the timing, measurement and recognition of revenue. The focus of the new standard is to recognize revenue as performance obligations are met rather than based on the transfer of risks and rewards. IFRS 15 includes a comprehensive set of disclosure requirements including qualitative and quantitative information about contracts with customers to understand the nature, amount, timing and uncertainty of revenue. The standard supersedes IAS 18 “Revenue”, IAS 11 “Construction Contracts” and a number of revenue-related interpretations. On September 11, 2015, the IASB issued an amendment formalizing a one-year deferral of the effective date for annual periods beginning on or after January 1, 2018, with early application permitted. On April 12, 2016, the IASB issued amendments to IFRS 15 which clarify how to identify a performance obligation, determine whether a company is a principal or an agent and determine when the revenue from granting a license should be recognized. These amendments are also effective for annual periods beginning on or after January 1, 2018, with early application permitted. The Company’s revenue is predominantly derived from the single performance obligation to transfer steel and mining products under arrangements in which the transfer of risks and rewards of ownership and the fulfillment of the Company’s performance obligation occur at the same time. The Company has laid out a detailed assessment and implementation plan for the roll out of IFRS 15. As part of this process the Company assessed its performance obligations underlying the revenue recognition, estimation of variable considerations including rebates, methods for estimating warranties, and customized products. The Company concluded that there will not be a material impact, except for the impact it will have on the disclosures. ArcelorMittal has established the procedures and controls to commence applying IFRS 15 as of January 1, 2018, and intends to apply the full retrospective transition approach without any practical expedients and will accordingly recast its comparative information where applicable.
On July 24, 2014, the IASB issued the final version of IFRS 9 “Financial Instruments (2014)” which replaces IAS 39 and modifies substantially the classification and measurement of financial instruments. The final version of the standard contains requirements in the following areas:

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Classification and measurement: Financial assets are classified and measured by reference to the business model within which they are held and their contractual cash flow characteristics. Financial liabilities are classified in a similar manner to IAS 39, however there are differences in the requirements regarding the measurement of an entity's own credit risk.

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Impairment: The standard introduces an 'expected credit loss' model replacing the current incurred loss model for the measurement of the impairment of financial assets; it is therefore no longer necessary for a credit event to have occurred before a credit loss is recognized.

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Hedge accounting: The standard introduces a new hedge accounting model that is designed to more closely align with how entities undertake risk management activities when hedging financial and non-financial risk exposures, which may result in the increased application of hedge accounting.

•	Derecognition: The requirements for derecognition of financial assets and liabilities are carried forward from IAS 39.
IFRS 9 is effective for annual periods beginning on or after January 1, 2018, with early application permitted and is applied retrospectively, except for the hedge accounting requirements which are applied prospectively. The Company has substantially finalized its assessment of the impact upon adoption of IFRS 9 and does not expect this impact to be material. While ArcelorMittal will provide additional disclosures as required by the new standard and update the hedge documentation when hedge accounting is applied, the Company does not expect the standard to materially impact the measurement of either its financial liabilities, which are mainly carried at amortized cost or its financial assets, which are mainly comprised of cash and cash equivalents, trade receivables and available-for-sale equity instruments. However, the Company will make the irrevocable election upon adoption of IFRS 9 to classify the latter at fair value through other comprehensive income, as a result of which unrealized gains and losses which the Company currently recognizes in the consolidated statements of other comprehensive income (823 net gain as at December 31, 2017) will not be any longer recycled to the consolidated statements of operations upon disposal.
On January 13, 2016, the IASB issued IFRS 16 “Leases” which will replace IAS 17 “Leases”. This new standard specifies how to recognize, measure, present and disclose leases. The standard provides a single lessee accounting model, requiring lessees to recognize assets and liabilities for all leases unless the lease term is 12 months or less or the underlying asset has a low value. This standard is effective for annual periods beginning on or after January 1, 2019, with early application permitted if IFRS 15 has also been applied. At December 31, 2017 and 2016, the Company has non-cancellable operating lease commitments on an undiscounted basis of 1,311 and 1,312, respectively (see note 8.3). A preliminary review and assessment of the Company's lease arrangements indicates that most of these arrangements will meet the definition of a lease under IFRS 16. The Company intends to apply the modified retrospective transition approach with the cumulative effect of initial application of IFRS 16 recognized at January 1, 2019. In addition, it intends to apply the practical expedient to grandfather the definition of a lease on transition and accordingly apply IFRS 16 to all contracts entered into before January 1, 2019 and identified as leases in accordance with IAS 17 and IFRIC 4. Hence, the Company will recognize a right-of-use asset and corresponding liability in respect of the net present value of these leases unless they qualify for short-term leases upon the application of IFRS 16. The actual quantification of the impact of the application of IFRS 16 on the consolidated financial statements is ongoing and will depend on future economic conditions, including the Company's incremental borrowing rate and the composition of the Company's lease portfolio at January 1, 2019.
On June 20, 2016, the IASB issued amendments to IFRS 2 “Share-based Payment”. These amendments clarify the effects of vesting and non-vesting conditions on the measurement of cash-settled share-based payments; the treatment of share-based payment transactions with a net settlement feature for withholding tax obligations; and the treatment of a modification to the terms and conditions of a share-based payment that changes the classification of the transaction from cash-settled to equity-settled. These amendments are effective for annual periods beginning on or after January 1, 2018, with early application permitted. The Company does not expect that the adoption of these amendments will have a material impact to its consolidated financial statements.
On September 12, 2016, the IASB issued amendments to IFRS 4 “Insurance Contracts”. These amendments propose two approaches (an overlay approach and a deferral approach) in order to address temporary volatility in reported results arising from implementing the new financial instruments Standard IFRS 9 before implementing the replacement standard that the board is developing for IFRS 4. These amendments to IFRS 4 supplement existing options in the Standard that can already be used to address the temporary volatility. These amendments are effective when an insurer first applies IFRS 9 (overlay approach) or during the three years period beginning on January 1, 2018 (deferral approach). The Company does not expect that the adoption of these amendments will have a material impact to its consolidated financial statements.
On December 8, 2016, the IASB issued IFRIC 22 “Foreign Currency Transactions and Advance Consideration”. This interpretation provides guidance about which exchange rate to use in reporting foreign currency transactions (such as revenue transactions) when payment is made or received in advance. This interpretation is effective for annual periods beginning on or after January 1, 2018, with early application permitted. The Company does not expect that the adoption of this interpretation will have a material impact to its consolidated financial statements.
On May 18, 2017, the IASB issued IFRS 17 "Insurance Contracts", which is designed to achieve the goal of a consistent, principle-based accounting for insurance contracts. IFRS 17 requires insurance liabilities to be measured at a current fulfillment value and provides a more uniform measurement and presentation approach for all insurance contracts. IFRS 17 supersedes IFRS 4 "Insurance Contracts" and related interpretations and is effective for periods beginning on or after January 1, 2021, with earlier adoption permitted if both IFRS 15 "Revenue from Contracts with Customers" and IFRS 9 "Financial Instruments" have also been applied. The Company is in the process of assessing whether there will be a material change to its consolidated financial statements upon adoption of this new standard.
On June 7, 2017, the IASB issued IFRIC 23 “Uncertainty over Income Tax Treatments”. This interpretation addresses the determination of taxable profit (tax loss), tax bases, unused tax losses, unused tax credits and tax rates when there is uncertainty over income tax treatments under IAS 12. This interpretation is effective for annual periods beginning on or after January 1, 2019, with early application permitted. The Company does not expect that the adoption of this interpretation will have a material impact to its consolidated financial statements.
On October 12, 2017, the IASB issued an amendment to IFRS 9 in respect of prepayment features with negative compensation, which amends the existing requirements in IFRS 9 regarding termination rights in order to allow measurement at amortized cost (or, depending on the business model, at fair value through other comprehensive income) even in the case of negative compensation payments. This amendment is effective for annual periods beginning on or after January 1, 2019, with early application permitted. The Company does not expect that the adoption of this interpretation will have a material impact to its consolidated financial statements.
Also, on October 12, 2017, the IASB issued an amendment to IAS 28 “Investments in Associates and Joint Ventures” in relation to long-term interests in associates and joint ventures. The amendment clarifies that an entity applies IFRS 9 to long-term interests in an associate or joint venture that form part of the net investment in the associate or joint venture but to which the equity method is not applied. This amendment is effective for annual periods beginning on or after January 1, 2019, with early application permitted. The Company does not expect that the adoption of this amendment will have a material impact to its consolidated financial statements.
On December 12, 2017 the IASB issued Annual Improvements 2015–2017 to make amendments to the following standards:

•	IFRS 3 "Business Combinations" clarifies that when an entity obtains control of a business that is a joint operation, it remeasures previously held interests in that business.

•	IFRS 11 "Joint Arrangements" clarifies that when an entity obtains joint control of a business that is a joint operation, the entity does not remeasure previously held interests in that business.

•	IAS 12 "Income Taxes" clarifies that all income tax consequences of dividends should be recognized in profit or loss, regardless of how the tax arises.

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IAS 23 "Borrowing Costs" clarifies that if any specific borrowing remains outstanding after the related asset is ready for its intended use or sale, that borrowing becomes part of the funds that an entity borrows generally when calculating the capitalization rate on general borrowings.

These amendments are effective for annual periods beginning on or after January 1, 2019, with early application permitted. The Company does not expect that the adoption of these amendments will have a material impact to its consolidated financial statements.
On February 7, 2018, the IASB issued amendments to IAS 19 “Employee benefits” which clarify that current service cost and net interest after a remeasurement resulting from a plan amendment, curtailment or settlement should be determined using the assumptions applied for the remeasurement. In addition, the amendments clarify the effect of a plan amendment, curtailment or settlement on the requirements regarding the asset ceiling. These amendments are effective for annual periods beginning on or after January 1, 2019, with early application permitted. The Company does not expect that the adoption of these amendments will have a material impact to its consolidated financial statements.
The Company does not plan to early adopt the new accounting standards, amendments and interpretations.